SUPPLEMENT DATED DECEMBER 22, 2003 TO THE PROSPECTUS

FOR PACIFIC FUNDS DATED JULY 1, 2003, AS SUPPLEMENTED, AND TO THE PROSPECTUS FOR THE PORTFOLIO OPTIMIZATION FUNDS DATED DECEMBER 17, 2003

This supplement provides information regarding sub-advisers of certain of the Pacific Funds (the “Fund”). This information is specific to the sub-advisers identified in this supplement, none of which is affiliated with Pacific Life Insurance Company (“Pacific Life”), the investment adviser to the Fund. Neither Pacific Life nor the Fund is a party to any of the matters described below. This supplement must be preceded or accompanied by either the Fund’s prospectus dated July 1, 2003, as supplemented, or dated December 17, 2003, as applicable. Remember to review the applicable prospectus for other important information. To the extent material information relating to the matters discussed in this supplement becomes available to the Fund, a new supplement will be provided. This information may effect the Portfolio Optimization Funds indirectly because they invest in certain of the Pacific Funds.

Pending Legal Matters

INVESCO Funds Group, Inc. and AIM Capital Management, Inc.

INVESCO Funds Group, Inc. (“INVESCO”) is the sub-adviser of the PF INVESCO Health Sciences Fund and the PF INVESCO Technology Fund. AIM Capital Management, Inc. (“AIM”) is the sub-adviser of the PF AIM Blue Chip Fund and the PF AIM Aggressive Growth Fund.

None of the allegations set forth below relates to Pacific Life, the Fund, the PF INVESCO Health Sciences Fund, the PF INVESCO Technology Fund, the PF AIM Blue Chip Fund or the PF AIM Aggressive Growth Fund. References below to the “INVESCO Funds” and “AIM Funds” are references to proprietary mutual funds sponsored by INVESCO and AIM, respectively, and not to the Fund, the PF INVESCO Health Sciences Fund, the PF INVESCO Technology Fund, the PF AIM Blue Chip Fund or the PF AIM Aggressive Growth Fund.

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against INVESCO, and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO.

INVESCO is an indirect, wholly-owned subsidiary of AMVESCAP PLC (“AMVESCAP”). AIM is also an indirect, wholly-owned subsidiary of AMVESCAP.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers Act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the “Martin Act”) and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York’s Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution, rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys’ and experts’ fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the INVESCO Funds, AIM Funds, INVESCO, AMVESCAP and related parties in the future.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940 (a “registered investment company”) including the PF INVESCO Health Sciences Fund and the PF INVESCO Technology Fund. Such results could prevent AIM, as an affiliate of INVESCO, from serving as an investment adviser for any registered investment company, including the PF AIM Blue Chip Fund and the PF AIM Aggressive Growth Fund. AIM has reported to the Fund that if this result occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as an investment adviser to registered investment companies. There can be no assurance that such exemptive relief will be granted.

If INVESCO or AIM is barred from serving as an investment adviser for any registered investment company, or if for any reason it becomes necessary to terminate INVESCO or AIM as the sub-adviser of the PF INVESCO Health Sciences Fund, the PF INVESCO Technology Fund, the PF AIM Blue Chip Fund or the PF AIM Aggressive Growth Fund, the Board of Trustees of the Fund would have to replace INVESCO and/or AIM, as appropriate, with another sub-adviser. This could cause disruption to the investment management of these funds, which could reduce performance (and, indirectly, the performance of the Portfolio Optimization Funds). In addition, this could cause these funds (and, indirectly, the Portfolio Optimization Funds), to incur expenses in connection with the engagement of a new sub-adviser, including administrative expenses and legal fees.

Janus Capital Management LLC

Janus Capital Management LLC (“Janus Capital”) is the sub-adviser of the PF Janus Growth LT Fund.

None of the allegations set forth below relates to Pacific Life, the Fund, or the PF Janus Growth LT Fund. References below to “Janus funds” are references to proprietary mutual funds sponsored by Janus Capital, and not to the Fund or the PF Janus Growth LT Fund.

On September 3, 2003, the New York Attorney General filed a complaint against Canary Capital Partners, LLC (a hedge fund, “Canary”) and related parties in connection with an investigation into late day trading and “market timing” of mutual fund shares. Although the complaint did not name Janus Capital as a defendant, it alleged that Janus Capital allowed Canary to market time selected Janus funds in contradiction to stated policies of the prospectuses.

As referenced in the complaint against Canary, market timing is an investment technique involving frequent short-term trading of mutual fund shares. The technique is designed to exploit inefficiencies in the way a fund prices its shares in an attempt to capture gains, which may dilute returns for long-term shareholders. Janus Capital has reported to the Fund that such frequent trading is discouraged by Janus Capital because this activity may interfere with the management of a fund. Janus Capital has also reported that it is in the process of conducting an internal review, which, to date, leads Janus Capital to believe that there were 12 discretionary frequent trading arrangements across its US-based mutual fund business, and that significant frequent trading appears to have occurred with respect to four of those arrangements. Janus Capital has reported to the Fund that all such arrangements have been terminated.

The complaint does not allege any late day trading through Janus funds. However, Janus Capital has reported to the Fund that there can be no assurance that intermediaries properly submitted to the Janus funds all purchase and redemption orders received from the intermediaries’ customers before the time for determination of a fund’s net asset value in order to obtain that day’s price. In accordance with recommendations of the Chairman of the U.S. Securities and Exchange Commission to the mutual fund industry as a whole, Janus Capital has reported to the Fund that it is seeking assurances from broker-dealers and other intermediaries that they have followed and are following all relevant rules and regulations, as well as the Janus funds’ internal policies and procedures, regarding the handling of their customers’ orders on a timely basis.

As noted above, Janus Capital has reported that it is currently conducting an internal review into all matters related to the allegations in the New York Attorney General’s complaint. In addition, in response to such allegations, Janus Capital has announced it will:

•	Pay to the affected Janus funds all management and advisory fees that it received from any permitted discretionary market timing arrangements; and
•	Make further amends to shareholders of the affected Janus funds if it is determined that those arrangements adversely impacted them in any way.

Janus Capital has also reported that the U.S. Securities and Exchange Commission is also conducting an examination and investigation with respect to issues pertaining to market timing, late day trading, improper disclosure of portfolio holdings to potential investors, and other issues. Janus Capital has also received a request from the National Association of Securities Dealers, Inc., for information regarding the sale of fund securities through registered broker-dealers. Janus Capital has reported that it is cooperating with all such inquiries.

Subsequent to the filing of the New York Attorney General’s complaint against Canary, multiple lawsuits, including class action and shareholder derivative suits, have been filed against the affected Janus funds, Janus Capital and certain related parties, primarily based upon the allegations contained in the Canary complaint. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of section 1962 of the Racketeering, Influenced and Corrupt Organizations Act. The lawsuits have been filed in both Federal and state courts and generally seek damages and the payment of attorneys’ and experts’ fees. Janus Capital has reported that it and the affected Janus funds intend to seek to consolidate as many of the lawsuits as possible for the purposes of pre-trial discovery and motions.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Janus funds, Janus Capital and related parties in the future. Janus Capital has reported to the Fund that it does not currently believe that any of the pending actions will materially affect its ability to continue to provide the Janus funds or the Fund with the services it has agreed to provide.

If for any reason it becomes necessary to terminate Janus as the sub-adviser of the PF Janus Growth LT Fund, the Board of Trustees of the Fund would have to replace Janus Capital with another sub-adviser. This could cause disruption to the investment management of this fund, which could reduce performance (and, indirectly, the performance of the Portfolio Optimization Funds). In addition, this could cause this fund (and, indirectly, the Portfolio Optimization Funds), to incur expenses in connection with the engagement of a new sub-adviser, including administrative expenses and legal fees.

MFS Investment Management

MFS Investment Management (“MFS”) is the sub-adviser of the PF MFS Global Growth Fund.

None of the allegations set forth below relates to Pacific Life, the Fund, or the PF MFS Global Growth Fund. References below to the “MFS funds” are references to proprietary mutual funds sponsored by MFS, and not to the Fund or the PF MFS Global Growth Fund.

As has been publicly reported, MFS has been contacted by the Office of the New York State Attorney General (“NYAG”) and the United States Securities and Exchange Commission (“SEC”) in connection with their investigations of practices in the mutual fund industry identified as “market timing” mutual fund shares. MFS has reported to the Fund that MFS has been providing full cooperation with respect to these investigations. MFS has been informed by the staff of the SEC that it intends to recommend to the SEC that an enforcement action be brought against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding relating to these practices against MFS. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS’ mutual fund business.

If for any reason it becomes necessary to terminate MFS as the sub-adviser of the PF MFS Global Growth Fund, the Board of Trustees of the Fund would have to replace MFS with another sub-adviser. This could cause disruption to the investment management of this fund, which could reduce performance (and, indirectly, the performance of the Portfolio Optimization Funds). In addition, this could cause this fund (and, indirectly, the Portfolio Optimization Funds), to incur expenses in connection with the engagement of a new sub-adviser, including administrative expenses and legal fees.

Putnam Investment Management, LLC

Putnam Investment Management, LLC (“Putnam”) is the sub-adviser of the PF Putnam Research Fund and the PF Putnam Equity Income Fund.

None of the allegations referred to below relate to Pacific Life, the Fund, the PF Putnam Research Fund or the PF Putnam Equity Income Fund. References below to the “Putnam mutual funds” are references to proprietary mutual funds sponsored by Putnam, and not to the Fund, the PF Putnam Research Fund or the PF Putnam Equity Income Fund.

On November 13, 2003, Putnam agreed to entry of an order by the Securities and Exchange Commission (“SEC”) in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam investment professionals. Four of those investment professionals allegedly engaged in such trading in Putnam mutual funds over which they had investment decision-making responsibility and had access to non-public information regarding among other things the portfolio holdings of such funds and information about the valuation of such portfolio holdings. Under the order, Putnam has reported to the Fund that it will make restitution for losses attributable to excessive short-term trading by Putnam employees in Putnam mutual funds, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam neither admitted nor denied the order’s findings that it willfully violated provisions of the Federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. Putnam has reported that Putnam, and not the investors in any Putnam mutual fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings initiated by the Commonwealth of Massachusetts on October 28, 2003 against Putnam in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. The SEC’s and Commonwealth’s allegations also serve as the general basis for numerous lawsuits, including purported class action lawsuits, filed against Putnam and certain related parties.

If for any reason it becomes necessary to terminate Putnam as the sub-adviser of the PF Putnam Research Fund and the PF Putnam Equity Income Fund, the Board of Trustees of the Fund would have to replace Putnam with another sub-adviser. This could cause disruption to the investment management of these funds, which could reduce performance (and, indirectly, the performance of the Portfolio Optimization Funds). In addition, this could cause these funds (and, indirectly, the Portfolio Optimization Funds), to incur expenses in connection with the engagement of a new sub-adviser, including administrative expenses and legal fees.

Market Timing and Exchange Limitations

The numerical exchange limitations under this heading in the Pacific Funds prospectus dated July 1, 2003 do not apply to transactions by the Portfolio Optimization Funds in shares of the other Pacific Funds.

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